Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 838,673	$ 926,322
Financial Liabilities	236,803	404,617
Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	12,487	$ 14,371
At fair value | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities		12,487
At fair value | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	46,110	48,047
At fair value | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	2,309	9,634
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	4,036
At fair value | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	760	7,249
At fair value | Level 1 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities		0
At fair value | Level 1 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	591	409
At fair value | Level 1 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	1,698	9,634
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	4,036
At fair value | Level 1 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities		0
At fair value | Level 2 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	611	0
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0
At fair value | Level 2 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	760	7,114
At fair value | Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities		12,487
At fair value | Level 3 | Other long term liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	45,519	47,638
At fair value | Level 3 | Derivative liabilities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0
At fair value | Level 3 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 0	$ 135